Fair Value Measurements (Details) - SBA Defined Contribution Plan for Primis Bank - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments at fair value	$ 52,817,726	$ 43,810,413
Common collective trusts
Fair Value Measurements
Amount of unfunded commitment	$ 0	$ 0
Maximum withdrawal notice period	12 months	12 months
Level 1
Fair Value Measurements
Investments at fair value	$ 11,240,450	$ 10,298,901
Level 1 | Mutual funds
Fair Value Measurements
Investments at fair value	9,694,110	8,781,497
Level 1 | Primis common stock
Fair Value Measurements
Investments at fair value	1,512,347	1,237,307
Level 1 | Money market fund
Fair Value Measurements
Investments at fair value	33,993	280,097
Level 1, 2 and 3
Fair Value Measurements
Investments at fair value	11,240,450	10,298,901
Investments measured at net asset value	52,817,726	43,810,413
Level 1, 2 and 3 | Mutual funds
Fair Value Measurements
Investments at fair value	9,694,110	8,781,497
Level 1, 2 and 3 | Primis common stock
Fair Value Measurements
Investments at fair value	1,512,347	1,237,307
Level 1, 2 and 3 | Money market fund
Fair Value Measurements
Investments at fair value	33,993	280,097
Level 1, 2 and 3 | Common collective trusts
Fair Value Measurements
Investments measured at net asset value	41,577,276	33,511,512
Level 1, 2 and 3 | Stable value fund
Fair Value Measurements
Investments measured at net asset value	3,136,972	1,490,689
Level 1, 2 and 3 | Wilmington Trust MFS
Fair Value Measurements
Investments measured at net asset value	2,566,657	3,177,290
Level 1, 2 and 3 | Target retirement trusts
Fair Value Measurements
Investments measured at net asset value	$ 35,873,647	$ 28,843,533